Lease (Details) - USD ($)	Sep. 30, 2022	Dec. 31, 2021
Leases [Abstract]
2022 (remainder of the year)	$ 22,488	$ 41,688
2023	58,675	10,420
Total undiscounted lease payments	81,163	52,108
Less: Imputed interest	3,466	(2,677)
Present value of lease liabilities	$ 77,697	$ 49,431
Remaining lease term	1 year 7 days	1 year 3 months
Less: Imputed interest	$ (3,466)	$ 2,677